Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2018	Mar. 11, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	METHANEX CORP
Entity Central Index Key	0000886977
Current Fiscal Year End Date	--12-31
Document Type	40-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		77,265,973
Entity Current Reporting Status	Yes